Accounts payable	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
15.	Accounts payable

The Company receives credit from its suppliers at 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2015		December 31, 2016		December 31, 2017
Suppliers	Ps.	437,238	Ps.	693,099	Ps.	784,533
Advance payments from clients		66,676		70,215		108,853
Interest payable		58,499		69,917		87,168
Direct employee benefits		24,210		34,706		46,674
Others suppliers		23,257		182,387		26,864
Others		27,366		35,602		11,977
Total	Ps.	637,246	Ps.	1,085,926	Ps.	1,066,069

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse it to its customers.

The balance of direct employee benefits corresponding principally of provisions of vacations, bonus and other employee benefits.